S-K 1604(c) De-SPAC Dilution	Oct. 26, 2026 shares
No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	42,684,278
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	36,684,278
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	41,184,278
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	39,684,278
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	38,184,278
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	1,650,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	1,650,000
Founder Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	1,650,000
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	1,650,000
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	1,650,000
Public Units [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	6,000,000
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	0
Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	4,500,000
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	3,000,000
Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	1,500,000
Talawar Stockholders [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	12,534,278
Talawar Stockholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	12,534,278
Talawar Stockholders [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	12,534,278
Talawar Stockholders [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	12,534,278
Talawar Stockholders [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	12,534,278
PIPE Investors [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	22,500,000
PIPE Investors [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	22,500,000
PIPE Investors [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	22,500,000
PIPE Investors [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	22,500,000
PIPE Investors [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction	22,500,000